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                     FIRST AMERICAN INVESTMENT FUNDS, INC.

                    PROSPECTUS SUPPLEMENT DATED MAY 23, 2005

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              THIS SUPPLEMENT UPDATES THE FOLLOWING PROSPECTUSES:

FIRST AMERICAN STOCK FUNDS CLASS A, CLASS B, AND CLASS C SHARES PROSPECTUS
                             DATED JANUARY 31, 2005

              FIRST AMERICAN STOCK FUNDS CLASS R SHARES PROSPECTUS
                             DATED JANUARY 31, 2005

              FIRST AMERICAN STOCK FUNDS CLASS Y SHARES PROSPECTUS
                             DATED JANUARY 31, 2005

THIS SUPPLEMENT AND EACH PROSPECTUS CONSTITUTE A CURRENT PROSPECTUS. TO REQUEST A COPY OF THE PROSPECTUS, PLEASE CALL 800-677-FUND.

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Effective May 23, 2005, the primary portfolio manager for Technology Fund has changed. In addition, the Real Estate Securities Fund currently is being managed solely by John G. Wenker. A new co-manager will be added on May 30, 2005. Information regarding the portfolio managers primarily responsible for the management of Real Estate Securities Fund and Technology Fund, which is set forth in each Prospectus under the heading "Additional
Information -- Management--Portfolio Management," is hereby replaced by the following:

The portfolio managers primarily responsible for the funds' management are:

Real Estate Securities Fund -- John G. Wenker, Head of Real Estate. Mr. Wenker has served as the primary portfolio manager for the fund since October 1999. Mr. Wenker joined U.S. Bancorp Asset Management in 1992 and has 22 years of financial industry experience, including 13 years in portfolio management.

Jay L. Rosenberg, Equity Portfolio Manager. Mr. Rosenberg will join U.S. Bancorp Asset Management and begin to co-manage the fund on May 30, 2005. Prior to joining U.S. Bancorp Asset Management, Mr. Rosenberg was employed by Advantus Capital Management from 2000 to 2005, serving as a fixed income analyst, an equities analyst and an investment officer, and by Sit Investment Associates from 1999 to 2000. Mr. Rosenberg has seven years of financial industry experience.

Technology Fund -- Tony Burger, CFA, Director, Quantitative Equity Research. Mr. Burger has served as the primary portfolio manager for the fund since May 2005. Prior to joining U.S. Bancorp Asset Management in 2003, Mr. Burger was an equity analyst at American Express Financial Advisors in Minneapolis. He has 12 years of financial industry experience.

IF YOU HAVE ANY QUESTIONS REGARDING THIS PROSPECTUS SUPPLEMENT, PLEASE CONTACT YOUR INVESTMENT PROFESSIONAL, OR YOU MAY CALL FIRST AMERICAN FUNDS INVESTOR SERVICES AT 800-677-FUND.

                                                                    STOCK -- STK